Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred income tax asset (liability):
Federal and state net operating loss ("NOL") carryforwards	$ 3,025	[1]	$ 2,911	[1]
Frequent flyer deferred revenue	2,425	[1]	2,386	[1]
Employee benefits, including pension, postretirement, medical and the Pension Benefit Guaranty Corporation ("PBGC") notes	2,488	[1]	1,897	[1]
Lease fair value adjustment	259		376
AMT credit carryforwards	251		268
Other assets	947	[1]	1,251	[1]
Less: Valuation allowance	(4,603)		(4,137)
Total deferred tax assets	4,792		4,952
Depreciation, capitalized interest and other	(3,705)		(3,860)
Intangibles	(1,578)		(1,627)
Other liabilities	(509)		(453)
Total deferred tax liabilities	(5,792)		(5,940)
Net deferred tax liability	(1,000)		(988)
United Airlines, Inc.
Deferred income tax asset (liability):
Federal and state net operating loss ("NOL") carryforwards	2,957	[1]	2,859	[1]
Frequent flyer deferred revenue	2,426	[1]	2,390	[1]
Employee benefits, including pension, postretirement, medical and the Pension Benefit Guaranty Corporation ("PBGC") notes	2,491	[1]	1,978	[1]
Lease fair value adjustment	259		376
AMT credit carryforwards	251		268
Other assets	882	[1]	1,141	[1]
Less: Valuation allowance	(4,503)		(4,048)
Total deferred tax assets	4,763		4,964
Depreciation, capitalized interest and other	(3,702)		(3,857)
Intangibles	(1,579)		(1,628)
Other liabilities	(406)		(391)
Total deferred tax liabilities	(5,687)		(5,876)
Net deferred tax liability	$ (924)		$ (912)

[1]	Deferred tax assets for 2012 reflect adjustments made in the current year to increase UAL's and United's deferred tax assets for frequent flyer deferred revenue and employee benefits by approximately $257 million and $187 million, respectively, and to reduce net operating loss carryforwards and other deferred tax assets by the same amounts.